Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)	1 Months Ended	3 Months Ended	7 Months Ended
	Dec. 17, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per warrant (in Dollars per share)			$ 1.849
Gross proceeds of initial public offering			$ 57,500,000
Offering costs	$ 3,700,000
Deferred underwriting commissions	$ 2,000,000
Warrants price, per share (in Dollars per share)	$ 1.00	$ 1.00
Gross proceeds of private placement			$ 3,445,000
Price per share (in Dollars per share)		$ 11.50	$ 11.50
Fair market value, percentage		80.00%	80.00%
Voting securities, percentage		50.00%	50.00%
Public share price (in Dollars per share)		$ 10.20	$ 10.20
Net tangible assets		$ 5,000,001	$ 5,000,001
Aggregate public shares, percentage		15.00%	15.00%
Redeem public shares, percentage		100.00%	100.00%
Initial public offering, description		In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account $575,000 ($0.10 per Public Share), on or prior to the date of the applicable deadline, for each three-month extension.	In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account $575,000 ($0.10 per Public Share), on or prior to the date of the applicable deadline, for each three-month extension.
Interest to pay dissolution expenses		$ 50,000	$ 50,000
Business combination, description		it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.20. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.20 per Public Share due to reductions in the value of the trust assets	it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.20. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.20 per Public Share due to reductions in the value of the trust assets
Capital resources		$ 408,000	$ 655,000
Working capital		157,000	575,000
Payment from sponsor		25,000	25,000
Loan from sponsor		157,000	157,000
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)	5,750,000
Gross proceeds of initial public offering	$ 57,500,000
Net proceeds of initial public offering	$ 58,700,000	$ 58,700,000
Price per share (in Dollars per share)	$ 10.20	$ 10.20
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)	750,000
Price per warrant (in Dollars per share)	$ 10.00
Gross proceeds of initial public offering	$ 57,500,000
Gross proceeds of private placement		$ 3,400,000	$ 3,400,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per warrant (in Dollars per share)		$ 1.00	$ 1.00
Warrants shares, issued (in Shares)	3,445,000	3,445,000
Gross proceeds of private placement	$ 3,400,000	$ 3,400,000